Note 12 - Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

Note 12. Basic and Diluted Loss Per Share

Basic loss per share is calculated by dividing the net loss attributable for the year to shareholders of Evaxion Biotech A/S by the weighted average number of ordinary shares outstanding during the year. As net losses from continuing operations were recorded in the years 2024, 2023 and 2022, the dilutive potential shares are anti-dilutive for the earnings per share calculation.

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(10,567)	$(22,125)	$(23,169)
Weighted-average number of ordinary shares outstanding	53,644,483	27,335,829	23,638,685
Loss per share before and after dilution	$(0.20)	$(0.81)	$(0.98)

The following potential shares are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted loss per share:

	Years Ended December 31,
	2024	2023	2022

Warrants(1)	62,579,819	12,816,407	3,094,129

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(1)	The number of warrants presented includes warrants granted for share-based payments, the EIB Warrants, and 2023 SPA Investor Warrants outstanding as of each year end period.